Net income per ordinary share (Tables)	3 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Schedule of reconciliation of number of shares used in computation of basic and diluted net income per ordinary share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31, 2024	March 31, 2023
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	82,579,203	81,784,389
Effect of dilutive share options and other awards outstanding under share based compensation programs	670,100	821,270
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	83,249,303	82,605,659

	Three Months Ended
	March 31, 2024	March 31, 2023
Net income per Ordinary Share:
Basic	$2.27	$1.43
Diluted	$2.25	$1.41